Movements on Warranty Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance	$ 29.0	$ 26.1
Provisions made during the period	4.9	12.1
Provisions used during the period	(0.3)	(0.5)
Reversal of pre-existing warranty provisions	(4.4)	(10.5)
Discounting	2.2	0.7
Effects of changes in foreign exchange rates	(3.9)	1.1
Ending balance	27.5	29.0
Current provisions	10.5	12.3	$ 38.0
Non-current provisions	$ 17.0	$ 16.7	$ 15.7